Programming and Other Inventory (Tables)	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Current Programming and Other Inventory

At December 31,	2017	2016
Acquired program rights	$2,234	$1,773
Acquired television library	99	—
Internally produced programming:
Released	1,780	1,746
In process and other	543	298
Publishing, primarily finished goods	53	49
Total programming and other inventory	4,709	3,866
Less current portion	1,828	1,427
Total noncurrent programming and other inventory	$2,881	$2,439

Noncurrent Programming and Other Inventory

At December 31,	2017	2016
Acquired program rights	$2,234	$1,773
Acquired television library	99	—
Internally produced programming:
Released	1,780	1,746
In process and other	543	298
Publishing, primarily finished goods	53	49
Total programming and other inventory	4,709	3,866
Less current portion	1,828	1,427
Total noncurrent programming and other inventory	$2,881	$2,439